Schedule of carrying amount of goodwill (Details) - INR (₨) ₨ in Thousands		Mar. 31, 2023	Mar. 31, 2022
TSI yatra private limited [member]
IfrsStatementLineItems [Line Items]
Goodwill		₨ 103,670	₨ 103,670
Yatra tg stays private limited and yatra hotel solutions private limited [member]
IfrsStatementLineItems [Line Items]
Goodwill	[1]	219,163	219,163
Yatra for business private limited [member]
IfrsStatementLineItems [Line Items]
Goodwill		205,358	205,358
Cash-generating units [Member]
IfrsStatementLineItems [Line Items]
Goodwill		₨ 528,191	₨ 528,191

[1]	includes amount of INR